Concentrations of Credit Risk (Tables)	12 Months Ended
Jun. 30, 2024
Net Revenues [Member]
Concentrations of Credit Risk [Line Items]
Schedule of Concentration Risks	Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:
	Year ended June 30,
	2022	% of sales	2023	% of sales	2024	% of sales
	RMB		RMB		RMB
Company A	35,611	18.9%	*	*	*	*
Company B	47,642	25.2%	15,360	13.4%	*	*
Company C	*	*	14,631	12.8%	*	*
Company D	—	—	—	—	132,995	11.2%
Subtotal	83,253	44.1%	29,991	26.2%	132,995	11.2%
*	represented less than 10% of total net revenues for the year.

Accounts Receivable [Member]
Concentrations of Credit Risk [Line Items]
Schedule of Concentration Risks	Customers which accounted for 10% or more of gross accounts receivable plus certain amount of contract assets that are accounted for on a customer-base (“Such Accounts Receivable”) are as follows:
	As of June 30,
	2023	%	2024	%
	RMB		RMB
Company A	20,311	54.0%	*	*
Company D	—	—	41,117	12.2%
Subtotal	20,311	54.0%	41,117	12.2%
*	represented less than 10% of Such Accounts Receivable as of the year end.